Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	50,757,742
Proposed Maximum Offering Price per Unit	7.96
Maximum Aggregate Offering Price	$ 404,031,626.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,796.77
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement includes any additional shares that may become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of common stock. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of the registrant's common stock, as reported on the New York Stock Exchange, on October 23, 2025, a date within five business days prior to the filing of this registration statement.